UNITED STATES
OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer: THE TRAVELERS FUND U
                               FOR VARIABLE ANNUITIES

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3. Investment Company Act File Number: 811-03575

    Securities Act File Number: *002-79529; 333-116783; 333-117028

    * The Fee and Offering Information is recorded in the filing of 002-79529. No fee is due for CIK No. 0000707215.


4(a). Last day of fiscal year for which this Form is filed:
                          December 31, 2005

4(b). o Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
        (See Instruction A.2)

    Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). o Check box if this is the last time the issuer will be filing this Form.

         Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
         SEC 2393 (6-02)


5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
       fiscal year pursuant to section 24(f):
                                                          $   687,478,180
                                                            -------------
(ii) Aggregate price of securities redeemed or
       repurchased during the fiscal year:
                                                          $   951,843,672
                                                            -------------

(iii) Aggregate price of securities redeemed or
       repurchased during any prior fiscal year ending no
       earlier than October 11, 1995 that were not
       previously used to reduce registration fees payable
       to the Commission:
                                                          $  1,301,040,756
                                                            --------------

(iv) Total available redemption credits [add Items 5(ii)
       and 5(iii)]:
                                                          $  2,252,884,428
                                                            --------------
(v) Net sales -- if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:
                                                          $           0.00
                                                            --------------

(vi) Redemption credits available for use in future
       yearsif Item 5(i) is less than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]:              $ (1,565,406,248)
                                                            ---------------

(vii) Multiplier for determining registration fee (See
       Instruction C.9):                                  x    0.000010700
                                                             -------------

(viii) Registration fee due [multiply Item 5(v) by Item
        5(vii)] (enter  0  if no fee is due):            =$           0.00
                                                             -------------


6. Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
    (see Instruction D):
                                                          +$        0.00
                                                             ------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          =$        0.00*
                                                             ------------
     * No fee is due for CIK No. 0000707215.


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                      -------------------------

        Method of Delivery:

                          X Wire Transfer
                          o Mail or other means  CIK No. 0000707215

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)         /s/       Mark Reilly
                                ---------------------------------
                                Vice President
                                The Travelers Insurance Company


Date: March 21, 2006

VIA EDGAR

March 21, 2006

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:  THE TRAVELERS FUND U FOR VARIABLE ANNUITIES
     Investment Company Act File Number: 811-03575
     Securities Act File Number: *002-79529; 333-116783; 333-117028


Ladies and Gentleman:

Attached hereto for electronic filing on behalf of the above-referenced Registrant pursuant to Rule 24f-2 under Investment
Company Act of 1940 is the Registrant's Form 24F-2.

* No fee is due for CIK No. 0000707215.

Please contact the undersigned at (212) 578-5334 with any comments you may have concerning the above.

Sincerely,

 /s/    Myra L. Saul
---------------------------------
Associate General Counsel
Metropolitan Life Insurance Company